EVENTS AFTER REPORTING DATE	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [Abstract]
EVENTS AFTER THE REPORTING DATE [Text Block]

17. EVENTS AFTER REPORTING DATE

Subsequent to December 31, 2022, the Company had the following transactions:

a) Lama Acquisition - on March 9, 2023, the Company closed a transaction with an arm's length seller to acquire an existing 2.5%-3.75% sliding scale Gross Proceeds royalty over gold, and a 0.25%-3.0% NSR royalty on all metals (other than gold and silver) on the majority of Barrick Gold Corporation's Lama project located in Argentina, for aggregate consideration of $7.5 million.  Upon closing the Company paid $2.5 million in cash and issued 466,827 common shares of Metalla to the arm's length seller, valued at $5.3553 per share, representing the 15-day volume-weighted average price ("VWAP") of shares of Metalla traded on the NYSE prior to the announcement of the transaction.  The remaining $2.5 million will be paid in cash or common shares within 90 days upon the earlier of a 2 Million ounce gold mineral Reserve estimate on the royalty area or 36 months after the closing date.

b) Alamos Acquisition - on February 23, 2023, the Company closed a transaction with Alamos Gold Corp. ("Alamos") to acquire one silver stream and three royalties for aggregate consideration of $5.0 million.  Upon closing the Company issued 939,355 common shares of Metalla to Alamos valued at $5.3228 per share, representing the 20-day VWAP of shares of Metalla traded on the NYSE prior to the announcement of the transaction.

c) Loan Facility Extension – on March 30, 2023, the Company signed a binding term sheet with Beedie to amend its Amended Loan Facility by: (i) extending the maturity date to 48 months from the close of the amendment; (ii) increasing the Amended Loan Facility by C$5.0 million from C$20.0 million to C$25.0 million; increasing the interest rate from 8.0% to 10.0% per annum; amending the conversion price of the Fourth Drawdown from C$11.16 per share to a 30% premium to the 30-day VWAP of the Company shares measured at market close on the day prior to amendment; amending the conversion price of C$4.0 million of the Third Drawdown from C$14.30 per share to the 5-day VWAP of the Company shares measured at market close on the day prior to amendment, and converting the C$4.0 million into shares at the new conversion price; and amending the conversion price of the remaining C$1.0 million of the Third Drawdown to the 30-day VWAP of the Company shares measured at market close on the day prior to amendment. All other terms of the Amended Loan Facility remain unchanged, and the amendment is subject to regulatory approvals; and.

d) Castle Mountain Loan Extension – On March 30, 2023, the Company signed an amendment with the arm’s length seller of the Castle Mountain royalty to extend the maturity date of the $5.0 million Castle Mountain Loan from June 1, 2023, to April 1, 2024.  As part of the amendment, on March 31, 2023, the Company will pay any accrued interest on the loan, effective April 1, 2023, the interest rate will increase to 12.0% per annum, and the principal and accrued interest will be repaid no later than April 1, 2024.